Investments (Tables)	12 Months Ended
Dec. 31, 2022
Interests In Other Entities [Abstract]
Schedule of Interests in Other Entities

	December 31, 2022	December 31, 2021
Investment in Weichai Ballard JV (note 4)	$24,026	$28,982
Investment in Synergy Ballard JVCo (note 4)	—	—
Investment in Forsee Power	18,470	33,335
Investment in Wisdom Motor	10,000	—
Investment in Quantron AG	5,333	—
Investment in HyCap Fund I SCSp	7,963	7,636
Investment in CleanH2 Fund	565	339
	$66,357	$70,292

Investment in Weichai Ballard JV	December 31, 2022	December 31, 2021
Beginning balance	$28,982	$27,561
Capital contribution to JV	9,272	12,351
Recognition of 49% profit on inventory not yet sold to third party, net	549	3,909
Equity in loss	(11,599)	(16,084)
Cumulative translation adjustment due to foreign exchange	(3,178)	1,245
Ending balance	$24,026	$28,982
The following tables summarize the financial information of Weichai Ballard JV as included in its own financial statements as of December 31, 2022, adjusted for foreign exchange differences, the application of the Corporation's accounting policies, and the Corporation's incorporation costs.

	December 31, 2022	December 31, 2021
Percentage ownership interest (49%)
Current assets	$80,088	$104,907
Non-current assets	2,618	2,339
Current liabilities	(23,460)	(36,385)
Non-current liabilities	(2,314)	(2,861)
Net assets (100%)	56,932	68,000
Corporation's share of net assets (49%)	27,895	33,320
Incorporation costs	324	324
Elimination of unrealized profit on downstream sales, net of sale to third party	(4,193)	(4,662)
Carrying amount of investment in Weichai Ballard JV	$24,026	$28,982
14.    Investments:
Investment in Weichai Ballard JV (cont'd)

	December 31,	December 31,
	2022	2021
Revenue (100%)	$6,476	$38,260
Net loss (100%)	23,672	32,825
Corporation's share of net loss (49%)	$11,599	$16,084

Investment in Synergy Ballard JVCo

Investment in Synergy Ballard JVCo	December 31, 2022	December 31, 2021
Beginning balance	$—	$—
Recognition of 10% profit on inventory sold to third party, net	18	56
Equity in loss	(18)	(56)
Ending balance	$—	$—

Schedule of Equity- Accounted Investments
In addition to the above equity-accounted investments, the Corporation has also acquired ownership interest in various other investments.

Net carrying value	December 31, 2021	Contributions	Change in Fair Value	December 31, 2022
Long-term investment - Forsee Power	$33,335	$—	$(14,865)	$18,470
Long-term investment - Wisdom Motor	—	10,000	—	10,000
Long-term investment - Quantron AG	—	5,183	150	5,333
Long-term investment - HyCap Fund	7,636	1,924	(1,597)	7,963
Long-term investment - Clean H2 Fund	339	806	(580)	565
	$41,310	$17,913	$(16,892)	$42,331

Net carrying value	December 31, 2020	Contributions	Change in Fair Value	December 31, 2021
Long-term investment - Forsee Power	$—	$43,809	$(10,474)	$33,335
Long-term investment - HyCap Fund	—	7,610	26	7,636
Long-term investment - Clean H2 Fund	—	338	1	339
	$—	$51,757	$(10,447)	$41,310